Consolidated Statements of Changes in Equity - CAD ($)	Share capital	Warrants	Contributed surplus	Deficit	Total
Balance at Dec. 31, 2020	$ 51,923,471	$ 4,460,728	$ 8,765,773	$ (51,879,619)	$ 13,270,353
Balance (in shares) at Dec. 31, 2020	32,860,291
Issuance of units	$ 68,714,131	3,792,200			72,506,331
Issuance of units (in shares)	22,462,000
Issuance of warrants, net of issuance costs		8,147			8,147
Share issuance costs	$ (5,003,222)	(237,534)			(5,240,756)
Fair value of expired warrants		(75,886)	75,886
Options exercised	$ 2,837,083				2,837,083
Options exercised (in shares)	998,333
Fair value of options exercised	$ 1,357,160		(1,357,160)
Warrants exercised	$ 11,656,287	144,976			11,801,263
Warrants exercised (in shares)	3,675,283
Fair value of warrants exercised	$ 3,999,272	(3,999,272)
Shares for services	$ 4,112,647				4,112,647
Shares for services (in shares)	1,227,092
Share-based compensation (note 12)			8,497,830		8,497,830
Fair value of warrants earned		83,421			83,421
Performance share units exercised	$ 3,322,000		(3,322,000)
Performance share units exercised (in shares)	700,000
Net loss and comprehensive loss for the year				(31,638,244)	(31,638,244)
Balance at Dec. 31, 2021	$ 142,918,829	4,176,780	12,660,329	(83,517,863)	76,238,075
Balance (in shares) at Dec. 31, 2021	61,922,999
Restricted share units exercised	$ 526,682		(526,682)
Restricted share units exercised (in shares)	376,622
Warrants exercised	$ 2,014,688	(2,014,688)
Warrants exercised (in shares)	503,672
Shares for services	$ 525,200				525,200
Shares for services (in shares)	239,243
Share-based compensation (note 12)			5,013,185		5,013,185
Fair value of warrants earned		1,355,775			1,355,775
Performance share units exercised	$ 1,560,000		(1,560,000)
Performance share units exercised (in shares)	1,000,000
Net loss and comprehensive loss for the year				(30,930,647)	(30,930,647)
Balance at Dec. 31, 2022	$ 147,545,399	3,517,867	15,586,832	(114,448,510)	52,201,588
Balance (in shares) at Dec. 31, 2022	64,042,536
Restricted share units exercised	$ 957,288		(957,288)
Restricted share units exercised (in shares)	704,743
Shares for services	$ 16,449				16,449
Shares for services (in shares)	5,000
Share-based compensation (note 12)			4,156,762		4,156,762
Performance share units exercised (in shares)	600,000
Net loss and comprehensive loss for the year				(28,128,292)	(28,128,292)
Balance at Dec. 31, 2023	$ 148,519,136	$ 3,517,867	$ 18,786,306	$ (142,576,802)	$ 28,246,507
Balance (in shares) at Dec. 31, 2023	65,352,279